Risk management section - ING Bank Funding Mix (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Funding type	100.00%	100.00%
Retail deposits [member]
Disclosure of financial liabilities [line items]
Funding type	51.00%	51.00%
Corporate & other deposits [member]
Disclosure of financial liabilities [line items]
Funding type	22.00%	21.00%
Interbank (incl. central bank) [member]
Disclosure of financial liabilities [line items]
Funding type	5.00%	5.00%
Lending/repurchase agreement [member]
Disclosure of financial liabilities [line items]
Funding type	6.00%	5.00%
Public debt [member]
Disclosure of financial liabilities [line items]
Funding type	14.00%	16.00%
Subordinated debt [member]
Disclosure of financial liabilities [line items]
Funding type	2.00%	2.00%